Equity (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									$ 597	$ (197)	$ 161
Net derivative gains (losses)									38	1,317	(3,239)
Net investment income									19,281	21,153	22,232
Other expenses									(16,769)	(17,091)	(16,602)
Income (loss) from continuing operations before provision for income tax									7,470	8,804	4,052
Provision for income tax expense (benefit)									(2,148)	(2,465)	(661)
Net income (loss)	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 1,527	$ 2,094	$ 1,376	$ 1,339	5,322	6,336	3,393
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)									(399)	(42)	439
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Investment Gains (Losses), Net of Related Offsets
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									129	603	344
Net derivative gains (losses)									45	141	(26)
Net investment income									49	67	93
Income (loss) from continuing operations before provision for income tax									223	811	411
Provision for income tax expense (benefit)									(78)	(249)	(136)
Net income (loss)									145	562	275
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations before provision for income tax									(608)	(717)	36
Provision for income tax expense (benefit)									213	280	(11)
Net income (loss)									(395)	(437)	25
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									85	42	20
Net investment income									12	9	8
Other expenses									0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Interest rate forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									6	(7)	10
Net investment income									5	4	3
Other expenses									2	2	(1)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Foreign currency swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									(720)	(768)	(3)
Net investment income									(1)	(2)	(3)
Other expenses									1	2	1
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains (Losses) on Derivatives | Credit forwards
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net derivative gains (losses)									1	0	0
Net investment income									1	1	1
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment gains (losses)									0	(77)	0
Provision for income tax expense (benefit)									0	27	0
Net income (loss)									0	(50)	0
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial gains (losses)									(233)	(180)	283
Amortization of prior service (costs) credit									4	0	(69)
Income (loss) from continuing operations before provision for income tax									(229)	(180)	214
Provision for income tax expense (benefit)									80	63	(75)
Net income (loss)									$ (149)	$ (117)	$ 139